Investment and Fair Value Measurement	12 Months Ended
Dec. 31, 2023
Investment and Fair Value Measurement [Abstract]
INVESTMENT AND FAIR VALUE MEASUREMENT

5. INVESTMENT AND FAIR VALUE MEASUREMENT

Assets Measured at Fair Value on a Recurring Basis

The following table provides the assets and liabilities carried at fair value measured on a recurring basis as of December 31, 2023 and 2022:

December 31, 2023	Level 1	Level 2	Level 3	Total
Non-current Assets
Long-term investments
Common stocks	-	-	-	-
Total assets at fair value	$-	$-	$-	$-

December 31, 2022	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities
Common stocks	$10,202	$92,279	$-	$102,481
Non-current Assets
Long-term investments
Common stocks	-	-	77,200	77,200
Total assets at fair value	$10,202	$92,279	$77,200	$179,681

The following is a reconciliation of Level 3 assets measured and recorded at fair value on a recurring basis during the years ended December 31, 2023 and 2022:

Common Stock
Balance at January 1, 2023	$77,200
Impairment	(77,200)
Balance at December 31, 2023	$-
Net change in unrealized appreciation relating to investments still held at December 31, 2023	-

Balance at January 1, 2022	$77,200
Change in unrealized appreciation, net	-
Balance at December 31, 2022	$77,200
Net change in unrealized appreciation relating to investments still held at December 31, 2022	-

For the year ended December 31, 2023, an impairment loss relating to an equity method investment amounted to $77,200, was recorded in other expenses, net, as the Group considered that the carrying amount of the equity method investment may not be recoverable, and this condition is determined to be other-than-temporary.

The following table presents the quantitative information about the Group’s Level 3 fair value measurements of investment as of December 31, 2023 and 2022, which utilized significant unobservable internally-developed inputs:

December 31, 2023	Valuation technique	Unobservable input	Range (weighted average)

Common stocks	Recent transactions	Recent transaction price	$0.0001 - $0.01

December 31, 2022	Valuation technique	Unobservable input	Range (weighted average)

Common stocks	Recent transactions	Recent transaction price	$0.0001 - $0.01

Non-marketable investments

The Group’s non-marketable investments are investments in privately held companies without readily determinable fair values. The carrying value of the non-marketable investments are adjusted based on price changes from observable transactions of identical or similar securities of the same issuer (referred to as the measurement alternative) or for impairment if the carrying amount of the non-marketable investments may not be fully recoverable. Any changes in carrying value are recorded within other income (expenses), net in the consolidated statements of operations and comprehensive loss.

The following is a summary of annual upward or downwards adjustments and impairment recorded in other income (expenses), net, and included as adjustments to the carrying value of non-marketable investments held as of December 31, 2023, 2022 and 2021 based on the observable price in an orderly transaction for the same or similar security of the same issuers:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Upward adjustments	$6,431,088	$6,108,872	$-
Downward adjustments and impairment	-	(520,821)	-
Total unrealized gain from fair value change of non-marketable investments, net	$6,431,088	$5,588,051	$-

The Group did not sell any non-marketable investments or recorded any realized gains or losses for the non-marketable investments measured at fair value on a non-recurring basis during the years ended December 31, 2023, 2022 and 2021.

The following table summarizes the total carrying value of the non-marketable investments held as of December 31, 2023 and 2022 including cumulative unrealized upward and downward adjustments and impairment made to the initial cost basis of the investments:

	December 31, 2023	December 31, 2022
Initial cost basis	$4,079,707	$4,079,707
Upward adjustments	12,539,960	6,108,872
Downward adjustments and impairment	(520,821)	(520,821)
Total carrying value at the end of the year	$16,098,846	$9,667,758

The Group did not transfer any non-marketable investments into marketable securities for the years ended December 31, 2023 and 2022.

For the year ended December 31, 2023, one of the non-marketable investments with initial cost of $2.6 million and had a carrying value of $15.1 million was pledged for a convertible note issued to a related party (Note 15).

Equity method investment, fair value option

In December 2021, one of the Group’s subsidiaries, Libra Sciences Limited (“Libra”, formerly known as Aptorum Pharmaceutical Development Limited), issued Class A and Class B ordinary shares to various parties in exchange of licenses or cash. Each Class A share of Libra is entitled to 1 vote while each Class B share of Libra is entitled to 10 votes. Upon the share issuance, the Group was holding 97.27% economic interest and 31.51% voting power in Libra. The Group lost the controlling interest in Libra because it was transferred to a third party, and therefore deconsolidated Libra. However, the Group still owns 97.27% economic interest and 31.51% voting power, which is deemed as having significant influence over Libra. As a result, the Group’s investment in Libra is subject to the equity method of accounting. The Group assessed that the fair value option can better reflect the true value of Libra. Pursuant to ASC 825 – Financial Instruments (“ASC 825”), the Group elected to apply the fair value option for its investments in Libra and will remeasure its investments in Libra at fair value every reporting period. For the year ended December 31, 2023, the Group has determined that the carrying value of the investment is not recoverable and this condition is determined to be other-than-temporary. Consequently, an impairment for the investment of $77,200 has been recognized for the year end December 31, 2023.